PROVISIONS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of other provisions [abstract]
Schedule of movement in provisions
The following table summarizes the movement in provisions for the years ended December 31:

	Income tax provisions	Non-income tax provisions	Decommi-ssioning provision	Legal provision	Other provisions	Total
Cost

As of January 1, 2017	244	96	98	157	27	622

Arising during the year	57	28	5	28	26	144
Reclassified to assets held for sale	(1)	—	(4)	—	—	(5)
Utilized	(4)	(16)	(1)	(66)	(13)	(100)
Unused amounts reversed	(32)	(4)	(2)	(68)	(9)	(115)
Discount rate adjustment and imputed interest (change in estimate)	—	—	10	—	—	10
Translation adjustments and other	(6)	(6)	—	(2)	3	(11)

As of December 31, 2017	258	98	106	49	34	545
Current	—	—	106	16	1	123
Non-current	258	98	—	33	33	422

As of January 1, 2018	258	98	106	49	34	545

Arising during the year	11	11	4	5	43	74
Reclassified to assets held for sale	(1)	(1)	(4)	—	—	(6)
Utilized	(6)	(11)	(1)	(2)	(15)	(35)
Unused amounts reversed	—	—	(2)	(8)	—	(10)
Transfer and reclassification	(65)	65	—	—	—	—
Discount rate adjustment and imputed interest (change in estimate)	—	—	8	—	—	8
Translation adjustments and other	(33)	(12)	(18)	—	(5)	(68)

As of December 31, 2018	164	150	93	44	57	508
Non-current	—	—	93	17	—	110
Current	164	150	—	27	57	398